Interest expenses and similar charges (Tables)	12 Months Ended
Dec. 31, 2017
Interest expenses and similar charges
Schedule of the main items of interest expenses and similar charges

	2015	2016	2017

Deposits from credit institutions	6,001	6,145	7,564
Customer deposits	9,026	14,609	24,560
Marketable debt securities	1,893	2,625	3,696
Subordinated liabilities	1,259	1,473	1,600
Hedging derivatives	463	167	129
Other interest expenses	2,600	3,304	4,609
	21,242	28,323	42,158